Statement to Securityholder

Ally Auto Receivables Trust 2015-2

Distribution Information	Deal Information
1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2015-2

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	9/16/2015

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2015-2

5. Collateral Summary	Collection Period, Begin:	12/1/2015

	Collection Period, End:	12/31/2015

6. Charge-Off and Delinquency Rates	Determination Date:	1/11/2016

7. Credit Instruments	Distribution Date:	1/15/2016

ABS Investor Relations - Ally Financial Inc. as Servicer:

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class A-1 Notes, the Class B Notes, the Class C Notes and the Class D have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class A-1 Notes, the Class B Notes, the Class C Notes and the Class D Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2015-2
1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover Shortfall	Carryover Shortfall	Principal Balance
							(3) + (4) = (5)			(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02007DAD2	260,000,000.00	104,239,041.91	0.45000000	35,702,152.02	40,392.63	35,742,544.65	0.00	0.00	68,536,889.89
A-2a	02007DAA8	150,000,000.00	150,000,000.00	0.98000000	0.00	122,500.00	122,500.00	0.00	0.00	150,000,000.00
A-2b	02007DAH3	183,000,000.00	183,000,000.00	0.76050000	0.00	119,842.13	119,842.13	0.00	0.00	183,000,000.00
A-3	02007DAB6	333,000,000.00	333,000,000.00	1.49000000	0.00	413,475.00	413,475.00	0.00	0.00	333,000,000.00
A-4	02007DAC4	97,210,000.00	97,210,000.00	1.84000000	0.00	149,055.33	149,055.33	0.00	0.00	97,210,000.00
B	02007DAE0	22,760,000.00	22,760,000.00	2.07000000	0.00	39,261.00	39,261.00	0.00	0.00	22,760,000.00
C	02007DAF7	18,750,000.00	18,750,000.00	2.41000000	0.00	37,656.25	37,656.25	0.00	0.00	18,750,000.00
D	02007DAG5	14,310,000.00	14,310,000.00	3.01000000	0.00	35,894.25	35,894.25	0.00	0.00	14,310,000.00
Deal Totals		1,079,030,000.00	923,269,041.91		35,702,152.02	958,076.59	36,660,228.61	0.00	0.00	887,566,889.89

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	400.91939196	137.31596931	0.15535627	137.47132558	0.00000000	263.60342265
A-2a	1,000.00000000	0.00000000	0.81666667	0.81666667	0.00000000	1,000.00000000
A-2b	1,000.00000000	0.00000000	0.65487503	0.65487503	0.00000000	1,000.00000000
A-3	1,000.00000000	0.00000000	1.24166667	1.24166667	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	1.53333330	1.53333330	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	1.72500000	1.72500000	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	2.00833333	2.00833333	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	2.50833333	2.50833333	0.00000000	1,000.00000000

Beginning Aggregate Note Pool Factor:	855.64724049
Ending Aggregate Note Pool Factor:	822.55997506

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2015-2
3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	104,239,041.91	12/15/2015	1/14/2016	Actual/360	N/A	N/A	0.45000000	0.45000000	40,392.63
A-2a	150,000,000.00	12/15/2015	1/14/2016	30/360	N/A	N/A	0.98000000	0.98000000	122,500.00
A-2b	183,000,000.00	12/15/2015	1/14/2016	Actual/360	0.33050000	0.43000000	N/A	0.76050000	119,842.13
A-3	333,000,000.00	12/15/2015	1/14/2016	30/360	N/A	N/A	1.49000000	1.49000000	413,475.00
A-4	97,210,000.00	12/15/2015	1/14/2016	30/360	N/A	N/A	1.84000000	1.84000000	149,055.33
B	22,760,000.00	12/15/2015	1/14/2016	30/360	N/A	N/A	2.07000000	2.07000000	39,261.00
C	18,750,000.00	12/15/2015	1/14/2016	30/360	N/A	N/A	2.41000000	2.41000000	37,656.25
D	14,310,000.00	12/15/2015	1/14/2016	30/360	N/A	N/A	3.01000000	3.01000000	35,894.25
    B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	40,392.63	0.00	40,392.63	0.00
A-2a	0.00	122,500.00	0.00	122,500.00	0.00
A-2b	0.00	119,842.13	0.00	119,842.13	0.00
A-3	0.00	413,475.00	0.00	413,475.00	0.00
A-4	0.00	149,055.33	0.00	149,055.33	0.00
B	0.00	39,261.00	0.00	39,261.00	0.00
C	0.00	37,656.25	0.00	37,656.25	0.00
D	0.00	35,894.25	0.00	35,894.25	0.00
Deal Totals	0.00	958,076.59	0.00	958,076.59	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2015-2
4. Collections and Distributions

Collections
Receipts During the Period	38,698,085.62
Administrative Purchase Payments	68,008.62
Warranty Payments	0.00
Liquidation Proceeds (Recoveries) Less Liquidation Expenses	395,167.51
Other Fees or Expenses Paid	0.00
Total Collections	39,161,261.75

Beginning Reserve Account Balance	2,709,763.92
Total Available Amount	41,871,025.67

Distributions
Total Available Amount	41,871,025.67
Basic Servicing Fee	788,368.83
Aggregate Class A Interest Distributable Amount	845,265.09
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	39,261.00
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	37,656.25
Third Priority Principal Distributable Amount	7,301,379.66
Aggregate Class D Interest Distributable Amount	35,894.25
Fourth Priority Principal Distributable Amount	14,310,000.00
Reserve Account Deposit	2,709,763.92
Noteholders' Regular Principal Distributable Amount	14,090,772.36
Indenture Trustee expenses	0.00
Unpaid Fees due to Owner Trustee, Indenture Trustee and Administrator	1,500.00
Excess Total Available Amount to the Certificateholders	1,711,164.31

Supplemental Servicing Fees	45,280.65
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	11,700.00

Statement to Securityholder

Ally Auto Receivables Trust 2015-2
 5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
	Number of Receivables	59,975	56,269	55,240
Deal Totals	Aggregate Receivables Principal Balance	1,083,905,566.10	937,359,814.27	901,657,662.25
	Aggregate Amount Financed	1,094,598,443.79	946,042,596.51	909,861,723.67

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending
	Weighted	Weighted	Average Coupon	Weighted	Weighted	Average Original	Weighted	Weighted	Weighted
	Average Coupon	Average Coupon		Average Original	Average Original	Maturity	Average	Average	Average
				Maturity	Maturity		Remaining	Remaining	Remaining
							Maturity	Maturity	Maturity
Deal Totals	4.34000000	4.35811348	4.36183630	65.95	65.98	66.01	52.31	49.05	48.26

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.23%	1.31%	1.30%	1.14%	1.28%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Ally Auto Receivables Trust 2015-2

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs	Average Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	927,952,160.09	39	309,069.03	7,924.85	0.3997%	55,240	94	0.1702%
Preceding	963,339,359.44	22	179,924.21	8,178.37	0.2241%	56,269	85	0.1511%
Next Preceding	999,473,926.34	13	68,996.25	5,307.40	0.0828%	57,170	69	0.1207%
Third Preceding	1,037,526,066.11	4	46,320.04	11,580.01	0.0536%	Three Month Average		0.1473%
Four Month Average					0.1901%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total Accounts	Total Balance	Percent
	Financed	Charge-Offs		Stratification			Delinquent
Totals	1,094,598,443.79	604,309.53	0.0552%	31 - 60 days	484	8,361,300.09	0.9190%
The information contained in this report is defined or determined in a manner consistent				61 - 90 days	82	1,491,812.20	0.1640%
with the prospectus for Ally Auto Receivables Trust 2015-2 related to delinquencies,				91 - 120 days	11	199,978.98	0.0220%
charge-offs or uncollectible accounts.				> 120 days	1	27,158.03	0.0030%

There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.
				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	124	1,553,175.67
				Current Period	40	655,470.54
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged-Off[2]	19	150,782.49
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active status				Ending Inventory	145	2,057,863.72
and charge-offs on prior period bankruptcies.

Statement to Securityholder

Ally Auto Receivables Trust 2015-2

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	2,709,763.92	2,709,763.92	0.00	0.00	0.00	2,709,763.92	2,709,763.92

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	YES
Initial Overcollateralization	4,875,566.08
Current Overcollateralization	14,090,772.36
Overcollateralization Target	14,090,772.36

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2015-2. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2015-2 will perform in the future.